SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Schedule of Sales and Adjusted EBITDA by Reportable Segment
The following table provides revenue and Adjusted EBITDA by reportable segment:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$751,348	$452,157	$2,306,982	$452,157
Diversified Fresh Produce – EMEA	759,964	873,051	2,400,967	2,567,679
Diversified Fresh Produce – Americas & ROW	479,839	419,214	1,391,731	985,323
Fresh Vegetables	306,843	213,839	890,820	213,839
Total segment revenue	2,297,994	1,958,261	6,990,500	4,218,998
Intersegment revenue	(30,456)	(16,076)	(117,845)	(16,076)
Total consolidated revenue, net	$2,267,538	$1,942,185	$6,872,655	$4,202,922

Segment Adjusted EBITDA:
Fresh Fruit	$51,076	$11,271	$170,942	$11,271
Diversified Fresh Produce – EMEA	31,616	30,495	91,088	98,735
Diversified Fresh Produce – Americas & ROW	(725)	6,914	28,720	21,163
Fresh Vegetables	(8,987)	4,493	(27,420)	4,493
Legacy Dole	—	1,765	—	93,353

Adjustments:
Income tax benefit (expense)	34,778	3,401	28,355	(4,838)
Interest expense	(17,095)	(9,341)	(41,724)	(14,187)
Depreciation	(30,424)	(21,103)	(89,579)	(34,316)
Amortization of intangible assets	(2,633)	(2,649)	(8,248)	(8,221)
Merger, transaction and other related costs	—	(13,719)	—	(28,814)
Mark to market gains (losses)	(2,310)	2,921	5,819	1,856
Gain on asset sales	530	—	8,346	—
Produce recalls	442	—	(15,809)	—
Incremental charges on biological assets and inventory related to the acquisition of Legacy Dole	(5,520)	(29,180)	(40,464)	(29,180)
Other items	532	1,201	1,283	6,441
Adjustments from equity method investments	(4,676)	(8,032)	(12,924)	(76,372)
Net income (loss)	$46,604	$(21,563)	$98,385	$41,384